Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	GLORY STAR NEW MEDIA GROUP HOLDINGS Ltd
Entity Central Index Key	0001738758
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Common Stock, Shares Outstanding	57,886,352
Entity Filer Number	001-38876
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	E9